                        SUPPLEMENT DATED JUNE 23, 2003 TO
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2003

                           HARTFORD SERIES FUND, INC.
                                   INCLUDING:
                           HARTFORD ADVISERS HLS FUND
                             HARTFORD BOND HLS FUND
                     HARTFORD CAPITAL APPRECIATION HLS FUND
                      HARTFORD DIVIDEND AND GROWTH HLS FUND
                         HARTFORD FOCUS GROWTH HLS FUND
                             HARTFORD FOCUS HLS FUND
                        HARTFORD GLOBAL ADVISERS HLS FUND
                     HARTFORD GLOBAL COMMUNICATIONS HLS FUND
                   HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
                         HARTFORD GLOBAL HEALTH HLS FUND
                        HARTFORD GLOBAL LEADERS HLS FUND
                       HARTFORD GLOBAL TECHNOLOGY HLS FUND
                       HARTFORD GROWTH AND INCOME HLS FUND
                            HARTFORD GROWTH HLS FUND
                          HARTFORD HIGH YIELD HLS FUND
                             HARTFORD INDEX HLS FUND
              HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
                  HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                  HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
                            HARTFORD MIDCAP HLS FUND
                         HARTFORD MIDCAP VALUE HLS FUND
                         HARTFORD MONEY MARKET HLS FUND
                      HARTFORD MORTGAGE SECURITIES HLS FUND
                         HARTFORD SMALL COMPANY HLS FUND
                             HARTFORD STOCK HLS FUND
                             HARTFORD VALUE HLS FUND

                        HARTFORD HLS SERIES FUND II, INC.
                                   INCLUDING:
                     HARTFORD GROWTH OPPORTUNITIES HLS FUND
                        HARTFORD SMALLCAP GROWTH HLS FUND
                  HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
                      HARTFORD VALUE OPPORTUNITIES HLS FUND

                          CLASS IA AND CLASS IB SHARES

------------------------------------------------------------------------------

THE TABLE ENTITLED "NON-INTERESTED DIRECTORS" UNDER THE HEADING "FUND MANAGEMENT" ON PAGES 18-20 IS DELETED IN ITS ENTIRETY AND REPLACED BY THE
FOLLOWING:

NON-INTERESTED DIRECTORS

---------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                   NUMBER OF
                                            OFFICE*                                   PORTFOLIOS
                                             AND                                       IN FUND
NAME, AGE AND ADDRESS          POSITION     LENGTH       PRINCIPAL OCCUPATION(S)       COMPLEX           OTHER
                               HELD WITH    OF TIME        DURING PAST 5 YEARS       OVERSEEN BY     DIRECTORSHIPS
                              THE COMPANY   SERVED                                     DIRECTOR     HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------
LYNN BIRDSONG                  Director      Since      From 1979 to 2002, Mr.             70              N/A
(age 56)                                     2003       Birdsong was a managing
c/o Hartford Mutual Funds                               director of Zurich Scudder
P.O. Box 2999                                           Investments, an investment
Hartford, CT 06104-2999                                 management firm.  In 2003,
                                                        Mr. Birdsong became an
                                                        independent director of the
                                                        Atlantic Whitehall Funds
                                                        and The Japan Fund; during
                                                        his employment with
                                                        Scudder, he was an
                                                        interested director of The
                                                        Japan Fund.  Since 1981,
                                                        Mr. Birdsong has been a
                                                        partner in Birdsong
                                                        Company, an advertising
                                                        specialty firm.

WINIFRED ELLEN COLEMAN         Director      Since      Ms. Coleman has served as          70              N/A
(age 70)                                     1998(1)    President of Saint Joseph
c/o Hartford Mutual Funds                    Since      College since 1991 and
P.O. Box 2999                                2002(2)    President of Cashel House,
Hartford, CT 06104-2999                                 Ltd. (retail) since 1985.

DR. ROBERT M. GAVIN            Director      Since      Dr. Gavin is an educational        70       Dr. Gavin is a
(age 62)                                     2002(1)    consultant. Prior to                        Director of
c/o Hartford Mutual Funds                    Since      September 1, 2001, he was                   Systems &
P.O. Box 2999                                1986(2)    President of Cranbrook                      Computer
Hartford, CT 06104-2999                                 Education Community and                     Technology
                                                        prior to July 1996 he was                   Corporation.
                                                        President of Macalester
                                                        College, St. Paul,
                                                        Minnesota.

DUANE E. HILL                  Director      Since      Mr. Hill is Partner                70              N/A
(age 57)                                     2001(1)    Emeritus and a founding
c/o Hartford Mutual Funds                    Since      partner of TSG Capital
P.O. Box 2999                                2002(2)    Group, a private equity
Hartford, CT 06104-2999                                 investment firm that serves
                                                        as sponsor and lead
                                                        investor in leveraged
                                                        buyouts of middle market
                                                        companies. Mr. Hill is also
                                                        a Partner of TSG Ventures
                                                        L.P., a private equity
                                                        investment company that
                                                        invests primarily in
                                                        minority-owned small
                                                        businesses.

PHILLIP O. PETERSON            Director      Since      Mr. Peterson is a mutual           70              N/A
(age 58)                                     2002(1)    fund industry consultant.
c/o Hartford Mutual Funds                    Since      He was a Partner of KPMG
P.O. Box 2999                                20002      LLP, until July, 1999.
Hartford, CT 06104-2999

MILLARD HANDLEY PRYOR, JR.     Director      Since      Mr. Pryor has served as            70       Mr. Pryor is a
(age 69)                                     1998(1)    Managing Director of Pryor                  Director of
c/o Hartford Mutual Funds                    Since      & Clark Company (real                       Infodata Systems,
P.O. Box 2999                                2002(2)    estate investment),                         Inc. (software
Hartford, CT 06104-2999                                 Hartford, CT, since June,                   company),
                                                        1992.                                       CompuDyne
                                                                                                    Corporation
                                                                                                    (security
                                                                                                    products and
                                                                                                    services) and
                                                                                                    Corcap, Inc.

* Term of Office: Each director may serve until his or her successor is elected and qualifies.

(1) For Hartford Series Fund, Inc. Ms. Coleman and Mr. Pryor each served as a director, since 1995 and 1977, respectively, of certain Maryland corporations (each of which was registered with the SEC as an open-end management investment company) that were reorganized as investment portfolios (series) of Hartford Series Fund, Inc. on August 28, 2002.

(2) For Hartford HLS Series Fund II, Inc.